LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of components of net lease cost

The components of net lease cost are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Operating lease costs	$36,079	$19,810	$8,078
Short-term lease costs	25,334	17,217	1,853
Less: Sublease income	—	—	(375)
Total lease costs	$61,413	$37,027	$9,556

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows paid for operating leases	$38,080	$19,889	$9,734
Right-of-use assets obtained in exchange for operating lease obligations	$69,808	$68,152	$126

Schedule of supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases are as follows:

	December 31, 2021	December 31, 2020
Weighted-average remaining lease term (in years):
Operating leases	6.4	7.5
Weighted-average discount rate:
Operating leases	9.5%	9.5%

Schedule of maturities of lease liabilities

Maturities of lease liabilities, as of December 31, 2021, are as follows (in thousands):

Year ending December 31,	Operating Leases
2022	$37,410
2023	32,058
2024	20,379
2025	14,995
2026	9,533
Thereafter	42,187
Total lease payments	156,562
Less: Imputed interest	(41,484)
Total lease obligations	$115,078